RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2018
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
In the normal course of operations, Brookfield Infrastructure entered into the transactions below with related parties. The immediate parent of Brookfield Infrastructure is our partnership. The ultimate parent of Brookfield Infrastructure is Brookfield. Other related parties of Brookfield Infrastructure represent its subsidiary and operating entities.
a) Transactions with the immediate parent
Throughout the year, the General Partner, in its capacity as our partnership’s general partner, incurs director fees, a portion of which are charged at cost to our partnership in accordance with the limited partnership agreement. Less than $1 million in director fees were incurred during the three and six-month periods ended June 30, 2018 (2017: less than $1 million for the three and six-month periods).
b) Transactions with other related parties
Since inception, Brookfield Infrastructure has had a management agreement (the “Master Services Agreement”) with certain service providers (the “Service Provider”), which are wholly-owned subsidiaries of Brookfield.
Pursuant to the Master Services Agreement, on a quarterly basis, Brookfield Infrastructure pays a base management fee, referred to as the Base Management Fee, to the Service Provider equal to 0.3125% per quarter (1.25% annually) of the market value of our partnership. The Base Management Fee was $52 million and $108 million, respectively, for the three and six-month periods ended June 30, 2018 (2017: $57 million and $105 million). As of June 30, 2018, $52 million was outstanding as payable to the Service Provider (December 31, 2017: $64 million).
For purposes of calculating the Base Management Fee, the market value of our partnership is equal to the aggregate value of all the outstanding units of our partnership (assuming full conversion of Brookfield’s Redeemable Partnership Units in the Holdings LP into units of our partnership), preferred units and securities of the other Service Recipients (as defined in Brookfield Infrastructure’s Master Services Agreement) that are not held by Brookfield Infrastructure, plus all outstanding third party debt with recourse to a Service Recipient, less all cash held by such entities.
As of June 30, 2018, $2 million is payable to the Service Provider relating to third party general and administrative and acquisition related expenses that were paid for by Brookfield on behalf of Brookfield Infrastructure (2017: $nil). These expenses were charged to Brookfield Infrastructure at cost.
As of June 30, 2018, Brookfield Infrastructure had a receivable balance of $20 million from subsidiaries of Brookfield (December 31, 2017: $20 million) and loans payable of $73 million to subsidiaries of Brookfield (December 31, 2017: $75 million). The loans are payable in full between 2018 and 2026 with interest rates ranging from 3.8% to 8.5% per annum.
Brookfield Infrastructure, from time to time, will place funds on deposit with Brookfield. As of June 30, 2018, Brookfield Infrastructure’s deposit balance with Brookfield was less than $1 million (December 31, 2017: less than $1 million) and earned interest of  less than $1 million for the three and six-month periods ended June 30, 2018 (2017: less than $1 million and $1 million for the three and six-month periods).
Brookfield Infrastructure has entered into a $500 million revolving credit facility with Brookfield to provide additional liquidity for general corporate purposes and capital expenditures, if required. As of June 30, 2018, there were $nil (December 31, 2017: $nil) borrowings outstanding.
Brookfield Infrastructure’s North American district energy operation provides heating and cooling services and leases office space on market terms with subsidiaries of Brookfield Office Properties Inc. The North American district energy operation also utilizes consulting and engineering services provided by a wholly-owned subsidiary of Brookfield on market terms. For the three and six-month periods ended June 30, 2018, revenues of $2 million and $4 million, respectively, were generated (2017: $1 million and $3 million) and expenses of $1 million and $2 million, respectively, were incurred (2017: $1 million for the three and six-month periods).
Brookfield Infrastructure utilizes a wholly-owned subsidiary of Brookfield to negotiate and purchase insurance and assess the adequacy of insurance on behalf of our partnership and certain subsidiaries. During the three and six-month periods ended June 30, 2018, Brookfield Infrastructure paid less than $1 million for these services (2017: less than $1 million for the three and six-month periods).
Brookfield Infrastructure’s U.K. port operation provides port marine services on market terms to a subsidiary acquired by Brookfield Business Partners LP. For the three and six-month periods ended June 30, 2018, revenues of $1 million and $2 million, respectively, were generated (2017: $nil for the three and six-month periods).
Brookfield Infrastructure’s Colombian regulated distribution business purchases electricity from, and distributes electricity on behalf of, a subsidiary of Brookfield Renewable Partners L.P. in the normal course of its operations. For the three and six-month periods ended June 30, 2018, expenses of $3 million and $6 million, respectively, were incurred (2017: $nil for the three and six-month periods).